Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 836,446	$ 32,275
Accounts receivable		25,352
Inventories	$ 844,719	607,022
Prepaid expenses		178,425
Other current assets		7,500
Current assets from discontinued operations	8,851	267,703	408,693
Total current assets	2,538,091	1,922,448	440,968
Property and equipment, net	265,590	319,462
Total assets	2,803,681	2,241,910	440,968
Current liabilities:
Accounts payable		184,677
Accounts payable - related party		5,678
Accrued liabilities		216,297	9,972
Accrued payroll	91,479	533,643
Current liabilities from discontinued operations	122,616	379,867	1,625,557
Loan payable	49,038
Total current liabilities		1,320,162	1,635,529
Total liabilities		1,320,162	1,635,529
Commitments and contingencies (Note 4)
Stockholders’ equity:
Preferred stock, par value, $.00001, authorized 20,000,000 shares, nil outstanding
Common stock, par value $0.00001, authorized 15,000,000 shares; 2,100,524 and 1,426,613 shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively		14	12
Additional paid-in capital		14,450,217	4,963,445
Accumulated deficit	(15,576,336)	(12,940,040)	(5,796,636)
Total MGO stockholders’ equity		1,510,191	(833,179)
Non-controlling interest		(588,443)	(361,382)
Total stockholder’s equity	1,965,934	921,747	(1,194,561)
Total liabilities and stockholders’ equity	2,803,681	2,241,910	440,968
Reclassification [Member]
Current assets:
Cash and cash equivalents	1,301,585	836,446
Accounts receivable	60,869	25,352
Inventories	844,719	607,022
Prepaid expenses	314,567	178,425
Other current assets	7,500	7,500
Current liabilities:
Accounts payable	314,304	281,861
Accounts payable - related party	5,678	50,881
Accrued liabilities	254,632	240,324
Accrued payroll	91,479	367,230
Total current liabilities	837,747	1,320,163
Total liabilities	837,747	1,320,163
Stockholders’ equity:
Common stock, par value $0.00001, authorized 15,000,000 shares; 2,100,524 and 1,426,613 shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively	21	14
Additional paid-in capital	17,906,849	14,450,216
Total MGO stockholders’ equity	2,330,534	1,510,190
Non-controlling interest	(364,600)	(588,444)
Total stockholder’s equity	1,965,934	921,746	(1,194,561)
Related Party [Member]
Current liabilities:
Accounts payable	$ 5,678	50,881
Loan payable			$ 123,850